SCHEDULE OF REVENUE (Details) - Seamless Group Inc. [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 13,104,123	$ 13,872,595	$ 53,255,361	$ 55,500,917
Remittance Services [Member]
Disaggregation of Revenue [Line Items]
Revenue
Fiat Remittance Service [Member]
Disaggregation of Revenue [Line Items]
Revenue			25,287,487	25,812,304
ODL Remittance [Member]
Disaggregation of Revenue [Line Items]
Revenue			1,407,709	901,847
Sales of Airtime [Member]
Disaggregation of Revenue [Line Items]
Revenue			26,398,707	28,501,152
Service, Other [Member]
Disaggregation of Revenue [Line Items]
Revenue			$ 161,458	$ 285,614